Hartford Balanced HLS Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
60% S&P 500 Index/ 35% Bloomberg US Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.38%	8.59%	9.86%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	(0.59%)	2.16%
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.18%
IA
Prospectus [Line Items]
Average Annual Return, Percent		12.14%	8.20%	8.97%
IB
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	7.93%	8.70%

[1]	The blended benchmark is calculated by Hartford Funds Management Company, LLC.